NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-17	15-Dec-17	16-Jan-18
To	31-Dec-17	16-Jan-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	938,296,000.00

Required Participation Amount	$938,296,000.00
Excess Receivables	$56,913,158.48

Total Collateral	995,209,158.48

Collateral as Percent of Notes	130.95%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,166,893,353.62
Total Principal Collections	($2,020,038,680.80)
Investment in New Receivables	$2,086,452,028.84
Receivables Added for Additional Accounts	$0.00
Repurchases	($72,226,148.51)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($753,388,244.12)
Less Servicing Adjustment	($6,106,039.28)

Ending Balance	$5,401,586,269.75

SAP for Next Period	18.42%

Average Receivable Balance	$5,386,605,175.47
Monthly Payment Rate	37.50%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$17,376,850.94
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,376,850.94

Exhibit 99.7

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	94.73%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	1.477030%
Applicable Margin	0.430000%
	1.907030%

	Actual	Per $1000
Interest	1,288,304.71	1.70
Principal	—	—

		1.70
		1.91%
Total Due Investors	1,288,304.71
Servicing Fee	781,913.33

Excess Cash Flow	962,637.05

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.69%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		30.95%